Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties - USD ($)		2 Months Ended		6 Months Ended				12 Months Ended
		Dec. 31, 2022		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Sales to a related party
Sales to a related party				$ 112,287,775				$ 61,504,724
Purchase of raw materials from a related party
Purchase of raw materials from a related party				63,085,633				49,601,203
Purchase of machinery from a related party
Purchase of machinery from a related party				27,992,018				126,272
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company		88,065				1,066,687		104,113
Borrowings from a related party(d)
Borrowings from a related party				5,000,000		44,774,119		93,571,624
VSun JV [Member]
Sales to a related party
Sales to a related party				111,675,535				61,504,724
Purchase of machinery from a related party
Purchase of machinery from a related party	[1]			27,992,018
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company		61,069				75,292		104,113
Payment of long-term prepaid expenses by a related party on behalf of the Company
Payment of long-term prepaid expenses by a related party on behalf of the Company		1,596,943
Borrowings from a related party(d)
Borrowings from a related party			[2]		[1]	44,774,119	[1]	93,571,624	[2]
Accrual of interest expenses on borrowings from a related party(d)
Accrual of interest expenses on borrowings from a related party				1,005,286	[1]	167,481	[1]	3,163,557
VSun China [Member]
Sales to a related party
Sales to a related party				341,417
Purchase of raw materials from a related party
Purchase of raw materials from a related party				63,085,633				49,601,203
Purchase of machinery from a related party
Purchase of machinery from a related party								126,272
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company		26,996	[3]			991,395			[3]
Prepayments of raw materials to a related party
Prepayments of raw materials to a related party			[4]	$ 27,582,554	[5]	$ 120,422	[5]	24,845,082	[4]
Fuji Solar [Member]
Payment of offering cost by a related party on behalf of the Company
Payment of offering cost by a related party on behalf of the Company	[6]							1,179,129
Repayment of offering cost paid by a related party on behalf of the Company
Repayment of offering cost paid by a related party on behalf of the Company	[6]							$ 1,098,104

[1]	For the six months ended June 30, 2023, the Company borrowed loans of approximately $44.8 million (VND 1.1 trillion) from VSun JV as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% and 7%, respectively, in August 2023 and September 2023, and further reduced to 3% in March 2024. For the six months ended June 30, 2024, the Company repaid to VSun JV loan principal of approximately $28.0 million (VND 0.7 trillion) and interest of approximately $0.6 million (VND 15.8 billion). For the six months ended June 30, 2024 and 2023, the Company accrued interest expenses of $1,005,286 and $167,481 on the borrowings. Interest expenses are payable on demand.
[2]	For the year ended December 31, 2023, the Company borrowed loans of approximately $93.6 million (VND 2.2 trillion) from VSun JV as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% for August 2023 and further reduced to 7% since September 2023. For the year ended December 31, 2023, the Company accrued interest expenses of $3,163,557 on the borrowings. Interest expenses are payable on demand.
[3]	For the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the operating expenses paid by VSun China on behalf of the Company represented the payroll expenses made to certain Chinese staff who worked for the Company.
[4]	For the year ended December 31, 2023, the Company also made prepayments of $24,845,082 to VSUN China for raw materials, all which were expected to be delivered to the Company in the first half of 2024.
[5]	For the six months ended June 30, 2024, the Company also made prepayments of $27,582,554 to VSUN China for raw materials, all which were expected to be delivered to the Company in the second half of 2024. For the six months ended June 30, 2023, the Company also made prepayments of $120,422 to VSUN China for raw materials, all which were delivered to the Company in the second half of 2023.
[6]	For the year ended December 31, 2023, Fuji Solar paid offering cost of $1,179,129 on behalf of the Company. In the same year, the Company repaid offering cost of $1,098,104 to Fuji Solar.